Reinsurance - Effects of Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net premiums written:
Net premiums written	$ 6,199,404	$ 6,281,451	$ 5,795,750
Net premiums earned:
Net amount, premiums earned	6,309,521	6,090,437	5,690,130
Property and casualty operations
Net premiums written:
Direct premiums written	5,050,953	4,733,516	4,714,588
Assumed premiums written	2,365,839	2,441,612	2,183,696
Ceded premiums written	(1,512,810)	(1,218,109)	(1,464,896)
Net premiums written	5,903,982	5,957,019	5,433,388
Net premiums earned:
Direct premiums earned	4,966,207	4,604,323	4,624,557
Assumed premiums earned	2,363,261	2,393,490	2,179,555
Ceded premiums earned	(1,315,369)	(1,231,835)	(1,477,000)
Net amount, premiums earned	$ 6,014,099	$ 5,765,978	$ 5,327,112